CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 12.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents are as follows:

	December 31,
(In millions EUR)	2020	2019	2018
Cash at bank and in hand	€1,867.3	€2,207.5	€1,457.9
Cash equivalents	1322.4	1356.1	2211.7
Total cash and cash equivalents	€3,189.7	€3,563.6	€3,669.6
US dollar	1,231.5	1,707.6	2,496.3
Euro	1,305.4	1,216.1	562.2
Chinese Yuan	299.9	140.4	18.6
Malaysian ringgit	93.2	150.3	187.7
Russian ruble	30.7	59.5	134.6
Pound sterling	43.0	52.6	58.1
Azerbaijani Manat	32.6	18.1	9.3
Japanese yen	28.8	48.6	38.1
Norwegian krone	15.0	28.0	23.8
Indian rupee	7.2	25.0	32.6
Other	102.4	117.4	108.3
Total cash and cash equivalents by currency	€3,189.7	€3,563.6	€3,669.6

A substantial portion of cash and securities are recorded or invested in either Euro or US dollar which are frequently used by the Technip Energies Group within the framework of its commercial relationships. Cash and securities in other currencies correspond either to deposits retained by subsidiaries located in countries where such currencies are the national currencies in order to ensure their own liquidity, or to amounts received from customers prior to the payment of expenses in these same currencies or the payment of dividends. Short-term deposits are classified as cash equivalents along with other securities.